Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	¥ 6,855,427	¥ 6,903,782
Cash flows from financing activities	351,947	134,478
Cash flows from operating activities	(9,187)	(3,308)
Non-cash changes, Acquisitions	37,028	50,610
Non-cash changes, Changes in foreign currency exchange rates	132,261	(200,457)
Non-cash changes, Changes in fair value	47,487	(36,466)
Non-cash changes, Other	3,042	6,788
Changes in liabilities arising from financing activities, ending balance	7,418,005	6,855,427
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	1,236,647	1,162,111
Cash flows from financing activities	221,551	101,885
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates	14,568	(28,854)
Non-cash changes, Changes in fair value
Non-cash changes, Other	858	1,505
Changes in liabilities arising from financing activities, ending balance	1,473,624	1,236,647
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	5,562,363	5,647,007
Cash flows from financing activities	174,160	80,042
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates	118,789	(169,403)
Non-cash changes, Changes in fair value
Non-cash changes, Other	2,184	4,717
Changes in liabilities arising from financing activities, ending balance	5,857,496	5,562,363
Lease obligations [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	72,623	69,364
Cash flows from financing activities	(47,106)	(47,449)
Cash flows from operating activities
Non-cash changes, Acquisitions	37,028	50,610
Non-cash changes, Changes in foreign currency exchange rates	(237)	(468)
Non-cash changes, Changes in fair value
Non-cash changes, Other		566
Changes in liabilities arising from financing activities, ending balance	62,308	72,623
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	(16,206)	25,300
Cash flows from financing activities	3,342
Cash flows from operating activities	(9,187)	(3,308)
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates	(859)	(1,732)
Non-cash changes, Changes in fair value	47,487	(36,466)
Non-cash changes, Other
Changes in liabilities arising from financing activities, ending balance	¥ 24,577	¥ (16,206)